Fair Value Measurement and Fair Values of Financial Instruments - Additional quantitative information (Details) - Level 3	Dec. 31, 2019
Impaired loans | Appraisal of collateral | Appraisal Adjustment
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	50
Impaired loans | Sales Approach | Cost to Sell | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	10.0
Impaired loans | Sales Approach | Cost to Sell | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	50.7
Impaired loans | Sales Approach | Cost to Sell | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	41.7
Foreclosed real estate | Appraisal of collateral | Appraisal Adjustment | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	25.0
Foreclosed real estate | Appraisal of collateral | Appraisal Adjustment | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	29.2
Foreclosed real estate | Appraisal of collateral | Appraisal Adjustment | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	26.6
Foreclosed real estate | Market Approach | Cost to Sell | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	6.7
Foreclosed real estate | Market Approach | Cost to Sell | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	7.3
Foreclosed real estate | Market Approach | Cost to Sell | Weighted average
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Total loans	6.9